Intangible Assets, Net (Tables) (Production license)	12 Months Ended
Dec. 31, 2014
Production license
Intangible assets, net
Summary of intangible assets

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Production license at cost	28,779,986	28,779,986	4,703,381
Accumulated amortization	(19,131,215)	(22,957,458)	(3,751,832)
Total intangible assets, net	9,648,771	5,822,528	951,549

Schedule of future amortization of intangible assets
Years Ending December 31,	(RMB) Amount
2015	3,826,243
2016	1,996,285
Total	5,822,528